KAYNE ANDERSON RUDNICK MUTUAL FUNDS

                      KAYNE ANDERSON RUDNICK LARGE CAP FUND
                    KAYNE ANDERSON RUDNICK SMALL-MID CAP FUND
                    KAYNE ANDERSON RUDNICK INTERNATIONAL FUND
           KAYNE ANDERSON RUDNICK INTERMEDIATE TOTAL RETURN BOND FUND
        KAYNE ANDERSON RUDNICK CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND

                  Supplement dated July 19, 2002 to Prospectus
         and Statement of Additional Information dated April 30, 2002, as supplemented June 29, 2002


Effective July 20, 2002, Phoenix Equity Planning Corporation ("PEPCO"), 56 Prospect Street, P.O. Box 150480, Hartford, CT 06115-0480, serves as Transfer Agent for the Trust. As compensation, PEPCO is paid a minimum fee of $14,000 per fund and $13.00 per account for each account over 500, plus out-of-pocket expenses. This represents no change from the fees paid to the former Transfer Agent. The Transfer Agent is authorized to engage subagents to perform certain shareholder servicing functions from time to time for which such agents are paid a fee by the Transfer Agent. State Street Bank and Trust Company serves as subtransfer agent pursuant to a Subtransfer Agency Agreement.

All references to the former Transfer Agent contained in the current prospectus and Statement of Additional Information are hereby replaced with the above information.

Additionally, effective July 20, 2002, shareholder transactions (purchases, exchanges, redemptions) should be directed to the Funds as follows:
         By mail:                  State Street Bank
                                   Attn: Phoenix-Kayne Funds
                                   P.O. Box 8301
                                   Boston, MA 02266-8301

         By express delivery:      Boston Financial Data Services
                                   Attn: Phoenix-Kayne Funds
                                   66 Brooks Drive
                                   Braintree, MA 02184

         By wire:                  Call (800) 243-1574 for instructions.

To contact the Funds by telephone, please use the following numbers:
         Mutual Fund Services      (800) 243-1574
         Advisor Consulting Group  (800) 243-4361
         Telephone Orders          (800) 367-5877
         Text Telephone            (800) 243-1926

          INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.


PXP 1718/TA (07/02)